UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Equity / (deficit) attributable to owners of the parent	Issued capital	Share premium	Changes in non-controlling interests	Own shares trading premium	Stock options and share based incentives	Convertible instruments	Cost of own shares held	Retained deficit	Foreign currency translation reserve	Revaluation of PP&E and effect of tax rate change	Non-controlling Interests	Total
Beginning balance at Jun. 30, 2023	$ 298,594,088	$ 6,493	$ 327,028,559	$ (255,893)	$ (780,841)	$ 6,645,442	$ 9,285,261	$ (30,553,591)	$ (13,903,017)	$ 1,282,377	$ (160,702)	$ 31,902,019	$ 330,496,107
Share-based incentives	6,193,668					6,193,668							6,193,668
Purchase of own shares	(457,085)							(457,085)					(457,085)
(Loss) / profit for the period	(4,591,634)								(4,591,634)			1,913,170	(2,678,464)
Other comprehensive (loss) / income	(772,696)									(772,696)		(157,261)	(929,957)
Ending balance at Sep. 30, 2023	298,966,341	6,493	327,028,559	(255,893)	(780,841)	12,839,110	9,285,261	(31,010,676)	(18,494,651)	509,681	(160,702)	33,657,928	332,624,269
Beginning balance at Jun. 30, 2024	315,041,257	6,500	327,640,676	(255,893)	(780,841)	19,427,375	9,285,261	(31,287,979)	(9,627,329)	794,189	(160,702)	36,339,595	351,380,852
Share-based incentives	853,218		43,633			809,585							853,218
(Loss) / profit for the period	(6,369,262)								(6,369,262)			171,209	(6,198,053)
Other comprehensive (loss) / income	(45,560)									(45,560)		34,517	(11,043)
Ending balance at Sep. 30, 2024	$ 309,479,653	$ 6,500	$ 327,684,309	$ (255,893)	$ (780,841)	$ 20,236,960	$ 9,285,261	$ (31,287,979)	$ (15,996,591)	$ 748,629	$ (160,702)	$ 36,545,321	$ 346,024,974